Loans, financing and debentures - Relevant transactions entered into during the period (Details)	Apr. 24, 2025 BRL (R$)	Apr. 24, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Jun. 30, 2025 BRL (R$)	Jun. 27, 2025 BRL (R$)	May 23, 2025 BRL (R$)	Mar. 05, 2025 BRL (R$)	Mar. 05, 2025 USD ($)	Jan. 22, 2025 BRL (R$)	Jan. 22, 2025 USD ($)	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings					R$ 88,745,316,000							R$ 90,934,144,000
Export Prepayment Agreements ("EPP") | March 2031
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			R$ 6,951,600	$ 1,200,000,000
Export Prepayment Agreement - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	R$ 1,418,488	$ 250,000
Advance of exchange contract (ACC) | January 2026
Disclosure of detailed information about borrowings [line items]
Current borrowings										R$ 59,175	$ 10,000
NCR ("Rural Credit Notes") | January 2031
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings							R$ 3,000,000
Eco Invest - Banco do Brasil | April 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings						R$ 331,278
Export Prepayment Agreement - PPE - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	R$ 856,552	$ 151,000
SOFR | NCR ("Rural Credit Notes") | January 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							13.54%
CDI | Eco Invest - Banco do Brasil | January 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						101.00%
Fixed | Advance of exchange contract (ACC) | January 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.43%	6.43%
Fixed | ACC with Banco Do Brasil | March 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								5.80%	5.80%
SOFR Term +1.45% | Export Prepayment Agreements ("EPP") | March 2031
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity			1.45%	1.45%
SOFR Term +1.75% | Export Prepayment Agreement - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%
SOFR Term +1.75% | Export Prepayment Agreement - PPE - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%
ACC with Banco Do Brasil | ACC with Banco Do Brasil | March 2026
Disclosure of detailed information about borrowings [line items]
Current borrowings								R$ 57,950	$ 10,000